UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549


                            Form 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  [ ] ;  Amendment Number:
This Amendment (Check only one.):  [ ]   is a restatement.
                                   [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Seamans Capital Management, LLC
Address:       950 Winter Street, Suite 1400
               Waltham, MA 02451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard F. Seamans
Title:    Managing Director
Phone:    781-890-5225

Signature, Place, and Date of Signing:

/s/ Richard F. Seamans      Waltham, MA         February 15, 2011
----------------------    ---------------       -----------------
     [Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0 (zero)
                                             --------------------------------

Form 13F Information Table Entry Total:      15
                                             --------------------------------

Form 13F Information Table Value Total:      189,579
                                             --------------------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None


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
                           FORM 13F INFORMATION TABLE


   COLUMN 1            COLUMN 2         COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
--------------         ---------        --------  ----------    --------------------   ----------   ---------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                                                                               ---------------------
                                                                 SHRS
NAME OF ISSUER             TITLE OF                 VALUE         OR      SH/   PUT/   INVESTMENT    OTHER
                             CLASS        CUSIP    (x $1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
--------------------   ---------------- ---------  ---------  ---------- ----- ------  ----------   --------  --------- ------  ----
CENTRAL FD CDA LTD     CL A             153501101   108,554   5,236,570   SH              Sole         No     5,236,570
SWEDISH EXPT CR CORP   ROG AGRI ETN22   870297603    12,670   1,181,900   SH              Sole         No     1,181,900
BARCLAYS BANK PLC      ETN DJUBS GRNS37 06739H305     2,612      49,200   SH              Sole         No        49,200
POWERSHS DB MULTI
  SECT COMM            DB AGRICULT FD   73936B408     5,432     167,900   SH              Sole         No       167,900
SPROTT PHYSICAL GOLD
   TRUST               UNIT             85207H104     5,906     478,400   SH              Sole         No       478,400
SPROTT PHYSICAL
   SILVER TR           TR UNIT          85207K107       197      14,000   SH              Sole         No        14,000
AGRIUM INC             COM              008916108     2,936      32,000   SH              Sole         No        32,000
GAMMON GOLD INC        COM              36467T106     1,423     173,758   SH              Sole         No       173,758
MOSAIC CO              COM              61945A107     1,008      13,200   SH              Sole         No        13,200
NOVAGOLD RES INC       COM NEW          66987E206     2,727     191,120   SH              Sole         No       191,120
SILVER WHEATON CORP    COM              828336107    21,580     552,770   SH              Sole         No       552,770
SILVERCORP METALS INC  COM              82835P103     1,774     138,250   SH              Sole         No       138,250
SUNCOR ENERGY INC NEW  COM              867224107     3,547      92,625   SH              Sole         No        92,625
TERRA NITROGEN CO L P  COM UNIT         881005201     4,751      43,945   SH              Sole         No        43,945
PROSHARES TR II        ULTRASHRT        74347W882    14,463     712,100   SH              Sole         No       712,100
                         EURO

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